Columbia Emerging Markets Opportunity Fund

Supplement dated June 14, 2011

to the Prospectuses dated December 30, 2010

This supplement supersedes the supplement dated May 10, 2011 for the above-referenced Fund.

Effective May 10, 2011, the information in the “Summary of the Fund” under the caption “Fund Management” is hereby revised and replaced with the following:

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since

Irina Miklavchich, CFA	Co-Portfolio Manager	May 2011
Vanessa Donegan	Co-Portfolio Manager	Sept. 2010
Rafael Polatinsky, CFA	Deputy Portfolio Manager	Sept. 2010

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More Information About the Fund” section under the caption “Fund Management and Compensation- Investment Manager-Threadneedle” is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Irina Miklavchich, CFA, Co-Portfolio Manager

•	Co-Managed the Fund since May, 2011
•	Joined Threadneedle in February 2011 as a senior fund manager on emerging market equities.
•	Began investment career in 2003.
•	Diploma in international economics from the Moscow Institute of International Relations; MBA from INSEAD in France.

Vanessa Donegan, Co-Portfolio Manager

•	Co-Managed the Fund since Sept. 2010.
•	Head of Asia and Global Emerging Markets Equities.
•	Joined Threadneedle in 1994 as Executive Director.
•	Began investment career in 1981.
•	BA, Oxford University.

Rafael Polatinsky, CFA, Deputy Portfolio Manager

•	Co-Managed the Fund since Sept. 2010.
•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.
•	Began investment career in 2004 as Investment Adviser with WestLB.
•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The rest of this section remains the same.

S-6354-12 A (6/11)